Critical Accounting Judgments and Estimates (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounting judgement and estimates [Abstract]
Derivative financial assets, at fair value	$ 30,300	$ 32,800
Derivative financial liabilities, at fair value	18,000	7,900
Goodwill	2,446,603	2,446,603
Intangible assets	$ 779,190	$ 802,791